Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents (including restricted cash)	$ 59,503	$ 36,905
Trade accounts receivable, net	3,361	2,007
Prepayments and other current assets	578	552
Trade accounts payable	1,622	1,495
Accrued and other liabilities	861	1,000
Long-term debt with variable interest rates	83,780	$ 87,860
Carrying Value [Member
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents (including restricted cash)	59,503
Trade accounts receivable, net	3,361
Prepayments and other current assets	578
Trade accounts payable	1,622
Accrued and other liabilities	861
Long-term debt with variable interest rates	83,780
Carrying Value [Member | Related Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amounts due to related parties	940
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents (including restricted cash)	59,503
Trade accounts receivable, net	3,361
Prepayments and other current assets	578
Trade accounts payable	1,622
Accrued and other liabilities	861
Long-term debt with variable interest rates	83,780
Fair Value [Member] | Related Party [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amounts due to related parties	$ 940